13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2007

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      August 13, 2007

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	88
Form 13F Information Table Value Total: 	$414481

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      230     2652 SH       SOLE                     2652
Abbott Laboratories            COM              002824100    13256   247549 SH       SOLE                   247549
Adobe Systems Inc              COM              00724f101     1753    43673 SH       SOLE                    43673
Alcatel Lucent ADR             SPONSORED ADR    013904305      239    17084 SH       SOLE                    17084
Alliance Bernstein Inc Fund    COM              01881e101       82    10000 SH       SOLE                    10000
American International Group   COM              026874107    13768   196605 SH       SOLE                   196605
Amgen                          COM              031162100      852    15406 SH       SOLE                    15406
Anadarko Petroleum Corp        COM              032511107    13462   258931 SH       SOLE                   258931
Anheuser Busch Co Inc          COM              035229103      303     5815 SH       SOLE                     5815
Apollo Group Inc CL A          CL A             037604105    16027   274288 SH       SOLE                   274288
Applied Materials              COM              038222105     8465   426001 SH       SOLE                   426001
Arrowhead Research Corp        COM              042797100      101    20000 SH       SOLE                    20000
Automatic Data Processing      COM              053015103     9412   194190 SH       SOLE                   194190
Bank of America Corp           COM              060505104      369     7549 SH       SOLE                     7549
Barrick Gold Corp              COM              067901108      206     7076 SH       SOLE                     7076
Berkshire Hathaway Inc Cl A    CL A             084670108     1423       13 SH       SOLE                       13
Berkshire Hathaway Inc Cl B    CL B             084670207      260       72 SH       SOLE                       72
BlackRock Floating Income St   COM              09255x100     2188   115651 SH       SOLE                   115651
Boeing Company                 COM              097023105      220     2289 SH       SOLE                     2289
BP Plc Spon Adr                SPONSORED ADR    055622104      586     8119 SH       SOLE                     8119
Broadridge Financial Solutions COM              11133t103      894    46738 SH       SOLE                    46738
Cadbury Schweppes ADR F        ADR              127209302    14210   261690 SH       SOLE                   261690
Caterpillar Inc                COM              149123101      211     2694 SH       SOLE                     2694
Chevron Texaco Corp            COM              166764100      858    10182 SH       SOLE                    10182
Cisco Systems Inc.             COM              17275r102     9896   355315 SH       SOLE                   355315
Citigroup Inc                  COM              172967101    10487   204462 SH       SOLE                   204462
Cohen & Steers Slct Util Fd    COM              19248a109      685    26099 SH       SOLE                    26099
Colgate Palmolive              COM              194162103      264     4068 SH       SOLE                     4068
Conoco Philips                 COM              20825c104      377     4806 SH       SOLE                     4806
Costco                         COM              22160k105      343     5854 SH       SOLE                     5854
CVB Financial Corp             COM              126600105      227    20421 SH       SOLE                    20421
Deere & Co                     COM              204199105      220     1821 SH       SOLE                     1821
Dell Inc                       COM              24702r101    17278   605185 SH       SOLE                   605185
Devon Energy Corp              COM              25179m103    12344   157676 SH       SOLE                   157676
Diageo ADR                     SPON ADR NEW     25243q205    15940   191331 SH       SOLE                   191331
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      959    44655 SH       SOLE                    44655
Evergreen Managed Income Fund  COM              30024y104     4293   252104 SH       SOLE                   252104
Exxon Mobil Corp               COM              30231g102     1734    20677 SH       SOLE                    20677
Fannie Mae                     COM              313586109     9419   144179 SH       SOLE                   144179
Fiduciary Claymore Dynm EQ F   COM              31647t100      337    17945 SH       SOLE                    17945
Freddie Mac                    COM              313400301    13527   222843 SH       SOLE                   222843
General Electric Company       COM              369604103    13257   346316 SH       SOLE                   346316
GoldCorp Inc                   COM              380956409      452    19073 SH       SOLE                    19073
Home Depot Inc                 COM              437076102    13063   331979 SH       SOLE                   331979
Ibasis Inc                     COM              450732201      297    29533 SH       SOLE                    29533
Int'l Business Machines Corp   COM              459200101      402     3823 SH       SOLE                     3823
Intel Corp.                    COM              458140100      346    14564 SH       SOLE                    14564
Interdigital Comm Corp         COM              45866a105      283     8800 SH       SOLE                     8800
International Game Technology  COM              459902102     9295   234120 SH       SOLE                   234120
Johnson & Johnson              COM              478160104      494     8015 SH       SOLE                     8015
JPMorgan Chase                 COM              46625h100      761    15706 SH       SOLE                    15706
Liberty Media Holding Int A    INT COM SER A    53071m104     5022   224883 SH       SOLE                   224883
McDonalds Corporation          COM              580135101      324     6375 SH       SOLE                     6375
Microsoft Corp.                COM              594918104    16917   574031 SH       SOLE                   574031
Morgan Stanley                 COM NEW          617446448      236     2808 SH       SOLE                     2808
Nalco Chemical Company         COM              62985q101    10036   365614 SH       SOLE                   365614
National Oilwell Varco Inc     COM              637071101     1614    15480 SH       SOLE                    15480
Neuberger Berman CA Int Mun    COM              64123c101      382    27200 SH       SOLE                    27200
Nextwave Wireless Inc          COM              65337y102     2997   358881 SH       SOLE                   358881
Novartis AG ADR                SPONSORED ADR   	66987V109    13758   245375 SH       SOLE                   245375
Nuveen CA Muni Value Fund      COM              67062c107     3178   331813 SH       SOLE                   331813
Nuveen CA Municipal Market Op  COM              67062U107      185    12600 SH       SOLE                    12600
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     2227   163271 SH       SOLE                   163271
Oracle Corp                    COM              68389x105      840    42643 SH       SOLE                    42643
Pengrowth Energy Trust Cl      TR UNIT NEW      706902509      269    14100 SH       SOLE                    14100
Pepsico Inc                    COM              713448108    11858   182858 SH       SOLE                   182858
Pfizer Inc.                    COM              717081103     9906   387414 SH       SOLE                   387414
Pimco Floating Rate Strtgy F   COM              72201j104     3768   192648 SH       SOLE                   192648
Procter & Gamble Co            COM              742718109      296     4837 SH       SOLE                     4837
Qualcomm Inc                   COM              747525103    33346   768507 SH       SOLE                   768507
Royal Dutch Shell Plc - Adr A  SPON ADR A       780259206      354     4364 SH       SOLE                     4364
S&P Dep Receipts Trust Ser I   UNIT SER I       78462f103      446     2966 SH       SOLE                     2966
Samaritan Pharimaceuticals     COM              79586q108       12    78000 SH       SOLE                    78000
Sclumberger LTD.               COM              806857108      367     4320 SH       SOLE                     4320
Smith International            COM              832110100     1278    21806 SH       SOLE                    21806
Southern Company               COM              842587107      274     8000 SH       SOLE                     8000
SVB Financial Group            COM              78486q101     1296    24398 SH       SOLE                    24398
Target Corporation             COM              87612e106      257     4045 SH       SOLE                     4045
Texas Instruments Inc          COM              882508104      332     8822 SH       SOLE                     8822
Time Warner Inc                COM              887317105      255    12140 SH       SOLE                    12140
United Technologies Corp       COM              913017109      235     3309 SH       SOLE                     3309
Verizon Communication          COM              92343v104      379     9217 SH       SOLE                     9217
Wal Mart Stores Inc            COM              931142103    11791   245077 SH       SOLE                   245077
Walt Disney Co                 COM DISNEY       254687106     9620   281778 SH       SOLE                   281778
Washington Mutual Inc          COM              939322103    11368   266601 SH       SOLE                   266601
Waste Management Inc           COM              94106l109     8874   227259 SH       SOLE                   227259
Wells Fargo & Company          COM              949746fa4      326     9260 SH       SOLE                     9260
Western Union                  COM              959802109    13503   648240 SH       SOLE                   648240